Ivy Funds

Supplement dated April 8, 2019 to the

Ivy ProShares Index Funds Prospectus

dated January 31, 2019

as supplemented February 21, 2019

Effective immediately, the following replaces the “Portfolio Managers” section for Ivy ProShares Interest Rate Hedged High Yield Index Fund on page 21:

Portfolio Managers

Benjamin McAbee, Portfolio Manager of ProShare Advisors, has managed the Fund since its inception in April 2017, and Alexander Ilyasov, Senior Portfolio Manager of ProShare Advisors, has managed the Fund since April 2019.

Effective immediately, the following replaces the “Portfolio Managers” section for Ivy ProShares S&P 500 Bond Index Fund on page 28:

Portfolio Managers

Benjamin McAbee, Portfolio Manager of ProShare Advisors, has managed the Fund since its inception in April 2017, and Alexander Ilyasov, Senior Portfolio Manager of ProShare Advisors, has managed the Fund since April 2019.

Effective immediately, the following replaces the “Portfolio Managers” section for Ivy ProShares MSCI ACWI Index Fund on page 34:

Portfolio Managers

Scott Hanson, Portfolio Manager of ProShare Advisors, has managed the Fund since its inception in April 2017, and Ryan Dofflemeyer, Senior Portfolio Manager of ProShare Advisors, has managed the Fund since April 2019.

Effective immediately, the following replaces the “The Management of the Funds — Portfolio Management — Ivy ProShares Interest Rate Hedged High Yield Index Fund and Ivy ProShares S&P 500 Bond Index Fund” section on page 55:

Ivy ProShares Interest Rate Hedged High Yield Index Fund and Ivy ProShares S&P 500 Bond Index Fund: Benjamin McAbee and Alexander Ilyasov are jointly and primarily responsible for the day-to-day management of the Fund. Mr. McAbee has held his Fund responsibilities since the inception of each Fund in April 2017. He has been a Portfolio Manager of ProShare Advisors since August 2016, an Associate Portfolio Manager from December 2011 to August 2016 and a Senior Portfolio Analyst from May 2011 to December 2011. He has been a registered associated person and a NFA associate member since December 2010.

Mr. Ilyasov has held his Fund responsibilities April 2019. He has been a Senior Portfolio Manager of ProShare Advisors since October 2013 and a Portfolio Manager from November 2009 through September 2013.

Effective immediately, the following replaces the “The Management of the Funds — Portfolio Management — Ivy ProShares MSCI ACWI Index Fund” section on page 55:

Ivy ProShares MSCI ACWI Index Fund: Scott Hanson and Ryan Dofflemeyer are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Hanson has held his Fund responsibilities since the inception of the Fund in April 2017. He has been a Portfolio Manager of ProShare Advisors since August 2016, an Associate Portfolio Manager from May 2012 to August 2016 and a Senior Portfolio Analyst from August 2010 to May 2012.

Mr. Dofflemeyer has held his Fund responsibilities April 2019. He has been a Senior Portfolio Manager of ProShare Advisors since April 2019 and a Portfolio Manager from January 2011 through April 2019.

Supplement	Prospectus	1